Cover	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-121787
Entity Registrant Name	HPIL HOLDING
Entity Central Index Key	0001286345
Entity Tax Identification Number	30-0868937
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1720-650 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 4N8
City Area Code	(778)
Local Phone Number	819-1956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false